Finacial Liabilities at Fair Value	12 Months Ended
Dec. 31, 2024
Finacial Liabilities at Fair Value [Abstract]
FINACIAL LIABILITIES AT FAIR VALUE

NOTE 10 – FINACIAL LIABILITIES AT FAIR VALUE:

	December 31, 2024	December 31, 2023

Financial liability (A)	69	11
Private warrants (B)	1,506	1,459
Total	1,575	1,470

A Financial Liability

1.	The Company agreed to pay fees of 7% from funds that may be received in an event of exercise of the Company’s tradable warrants which created a financial liability. The financial liability was designated to be measured at fair value through profit or loss. As of December 31, 2023, the fair value of the financial liability was $11. Such agreement expired in July 2024 and as of December 31, 2024, the financial liability amounted to null.

2.	The Company agreed to pay fees of 4% from the funds that will be received in an event of exercise of part of the Company’s ordinary warrants that were issued in a certain December 2024 private placement which created a financial liability on the total potential amount which is $69 as of December 31, 2024 (Note 10).

The financial liability fair value as of December 31, 2024, and 2023 is $69 and $11 respectively.

B Private warrants

On December 26, 2023, the Company entered into a certain securities purchase agreement (Note 11.3), pursuant to which it issued unregistered warrants, to purchase up to an aggregate of 3,031,250 Ordinary Shares at an exercise of $1.28 per share (the “Private Warrants”). The Private Warrants were exercisable immediately upon issuance and will expire three and a half years following their issuance.

The Private Warrants include cashless exercise mechanism, according to the terms specified in the agreement.

The Private Warrants may create obligation to transfer cash to the investors at fundamental transactions within the Black Scholes option pricing framework.

Therefore, the Company accounts for the Private Warrants as financial liability instruments that are measured at fair value and recognized financial expenses or income through profit and loss.

The company measured fair value by using Black-Scholes option pricing model;

The key inputs that were used in the private warrants fair value as of December 31, 2023, were:

●	risk-free interest rate 4.00%

●	expected volatility 66.63%

●	expected dividend yield of 0%

●	expected term of warrants – 3.5 years.

The key inputs that were used in the private warrants fair value as of December 31, 2024, were:

●	risk-free interest rate 4.26%

●	expected volatility 88.61%

●	expected dividend yield of 0%

●	expected term of warrants – 2.5 years.

The fair value of the Private Warrants as of December 31, 2024 and 2023 was $1,506 and $1,459 respectively.